HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND (Prospectus Summary) | HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND
QUANTITATIVE LONG/SHORT FUND
INVESTMENT OBJECTIVE
The Quantitative Long/Short Fund (the "Fund" or "Long/Short Fund") seeks long-term capital appreciation.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A
Shares of the Hancock Horizon Funds. More information about these and other discounts is available from your financial professional and in the section
"Sales Charges" on page 55 of the prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND	TRUST CLASS SHARES	CLASS A SHARES		CLASS C SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.25%	[1]	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	none		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none	none		none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none		none
[1]	Class A Shares purchased in amounts of $1,000,000 or more without a front-end sales charge may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND		TRUST CLASS SHARES	CLASS A SHARES	CLASS C SHARES
Management Fees	[1]	0.99%	0.99%	0.99%
Distribution (12b-1) Fees		none	none	0.75%
Dividend and Interest Expense on Securities Sold Short	[2]	0.26%	0.26%	0.26%
Shareholder Servicing Fees		none	0.25%	0.25%
Remaining Other Expenses		0.48%	0.48%	0.48%
Total Other Expenses		0.74%	0.99%	0.99%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[3][4]	1.74%	1.99%	2.74%
Plus Management Fees Recaptured		0.0002	0.0002	0.0002
Total Annual Fund Operating Expenses Plus Management Fees Recaptured	[3][4]	1.76%	2.01%	2.76%
[1]	The Management Fee paid to Horizon Advisers (the "Adviser") for providing services to the Fund consists of a basic annual fee rate of 1.20% of the Fund's average daily net assets and a performance incentive adjustment, resulting in a minimum fee of 0.80% if the Fund underperforms the S&P Composite 1500 Index by 200 basis points or more on a rolling 12 month basis, and a maximum fee of 1.60% if the Fund outperforms the S&P Composite 1500 Index by 200 basis points or more on a rolling 12-month basis. The performance adjustment is computed monthly based on the Fund's average daily net assets during the previous 12 months. Because the information in this table is based on the Fund's average daily net assets during the previous fiscal year, the Management Fee may be lower or higher than the range listed. Fund performance is based on the Fund's Trust Class Shares' performance.
[2]	Dividend Expense on Securities Sold Short ("dividend expense") reflects the value of dividends paid to the lenders of securities that the Fund sells short. Dividends paid on a security sold short generally reduce the market value of the shorted security -- thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Dividend expense is not a fee charged to shareholders by the Adviser or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. Dividend expense will vary depending on whether the securities the Fund sells short pay dividends and the amount of those dividends. Interest Expense on Securities Sold Short reflects fees charged on borrowed securities. The fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these charges on a net basis as interest expense.
[3]	The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding interest, dividend expenses, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses), Before giving effect to any performance incentive adjustment, from exceeding 1.70%, 1.95%, and 2.70% of the Fund's average daily net assets of the Trust Class, Class A and Class C Shares, respectively, until May 31, 2012 (the "Expense Limits"). Since the Expense Limits are applied before giving effect to performance incentive adjustments, the percentages shown as net operating expenses for each class of shares may be up to 0.40% higher or lower than the Expense Limit for that class because net operating expenses reflect performance incentive adjustments, if any. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and, Before giving effect to any performance incentive adjustment, 1.70% for Trust Class Shares, 1.95% for Class A Shares and 2.70% for Class C Shares to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 31, 2012.
[4]	The Total Annual Fund Operating Expenses in this fee table, before and after fee recapture, include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies (each, an "acquired fund") and do not correlate to the expense ratio in the Fund's Financial Highlights, which reflects only the direct operating expenses incurred by the Fund.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TRUST CLASS SHARES	177	548	944	2,052
CLASS A SHARES	716	1,117	1,541	2,720
CLASS C SHARES	277	850	1,450	3,070

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
The Fund seeks long-term capital appreciation by taking long and short positions in equity securities of publicly-traded companies in the United
States included in the S&P Composite 1500 Index. Using a quantitative model developed by the Adviser, the Fund buys stocks "long" that the Adviser believes are undervalued relative to their peers, and sells stocks "short" that the
Adviser believes are overvalued relative to their peers.

The Fund typically maintains a net long exposure of approximately 85-115% and expects that, on average, 0-35% of the Fund's assets will be sold "short."
With a long position, the Fund purchases a security outright; with a short position, the Fund sells a security that it has borrowed. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security's price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the
Fund replaces the borrowed security. The Fund may reinvest the proceeds of its short sales by taking additional long positions, thus allowing the Fund to maintain long positions in excess of 100% of its net assets.

The Fund may, but is not required to, use derivatives, such as futures, options, forward contracts, and swap agreements, as an alternative to selling a security short, to increase returns, or as part of a hedging strategy.

The Adviser employs a quantitative method of analysis in its investment decision making. The quantitative factors include a company's buybacks, financial strength, analyst earnings estimates, earnings quality and economic value added ("EVA").  The information provided by the quantitative screens is supplemented by fundamental and technical analysis. The Adviser continually monitors the Fund's portfolio and may sell or cover a short position of a security when it achieves a designated target price, there is a fundamental change in the company's prospects, or better investment opportunities become available.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that an investment in the Fund could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND
IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The
principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.
These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to short sales risk. Short sales are transactions in which the Fund sells a security it does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales.

In addition, the Fund's investment performance may suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the
Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. Moreover, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the dividend that the Fund is obligated to pay is greater than the return earned by the Fund on investments, the performance of the Fund will be negatively impacted. Furthermore, the Fund may be required to pay a premium or interest to the lender of the security. The foregoing types of short sale expenses are sometimes referred to as the
"negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity.

Derivatives are often more volatile than other investments and may magnify the
Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The
Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

Because derivative instruments may be purchased by the Fund for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it.

The mid- and small-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium- and small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, mid- and small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Trust Class Shares of the Fund by showing changes in the Fund's Trust Class Shares' performance from year to year and by showing how the Fund's Trust Class Shares' average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes)
does not necessarily indicate how the Fund will perfom in the future. Updated performance information is available on the Fund's website at
www.hancockhorizonfunds.com.

BEST QUARTER       WORST QUARTER
12.95%             (11.75)%
(12/31/10)         (03/31/09)

The performance information shown above is based on a calendar year. The Fund's performance from 1/1/11 to 3/31/11 was 11.40% .

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans or individual retirement accounts. After-tax returns are shown for only the Trust Class Shares. After-tax returns for other classes will vary.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TRUST CLASS SHARES	Fund Returns Before Taxes Trust Class Shares	16.82%	0.02%	Sep. 30, 2008
CLASS A SHARES	Fund Returns Before Taxes Class A Shares (reflects a Maximum Sales Charge of 5.25%)	10.36%	(2.60%)	Sep. 30, 2008
CLASS C SHARES	Fund Returns Before Taxes Class C Shares	15.60%	(0.98%)	Sep. 30, 2008
After Taxes on Distributions TRUST CLASS SHARES	Fund Returns After Taxes on Distributions Trust Class Shares	16.82%	0.02%	Sep. 30, 2008
After Taxes on Distributions and Sales TRUST CLASS SHARES	Fund Returns After Taxes on Distributions and Sale of Fund Shares Trust Class Shares	10.93%	0.02%
Lipper (R) Small-Cap Value Funds Classification	Lipper(R) Long/Short Equity Classification	7.46%	3.15%	Sep. 30, 2008
S&P Composite 1500 Index	S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	16.38%	6.40%	Sep. 30, 2008